Income Taxes - Income tax expense (benefit) (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of income tax expense (benefit)
Current income taxes	$ 0	$ 0	$ 0
Deferred income taxes	0	32,400	0
Total expense (benefit)	0	32,400	0
Change in valuation allowance	0	(32,400)	0
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0